Fair Value Measurements (Tables)	11 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets, Liabilities and Equity subject to Fair Value Measurements	Assets, Liabilities and Equity subject to fair value measurements are as follows:
	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Marketable Securities	$1,120,966	—	$—	$1,120,966

Liabilities
Derivative warrant liabilities – public	276,000	—	—	276,000
Derivative warrant liabilities – private placement	155,200	—	—	155,200
Total liabilities	$431,200	$—	$—	$431,200